Reverse Recapitalization - Legacy GCT and Sponsor Earn out Shares (Details) - Legacy G C T $ / shares in Units, $ in Millions	Mar. 26, 2024 USD ($) $ / shares shares
Earnout shares
Reverse Recapitalization [Line Items]
Number of shares issued	20,000,000
Threshold trading days calculated for issuing shares	60 days
Fair value of shares issued | $	$ 108.8
Impact on stockholder's equity | $	$ 0.0
Earnout shares | VWAP of the Company's common stock equals or exceeds $12.50 per share
Reverse Recapitalization [Line Items]
Number of shares issued	6,666,667
Threshold trading days calculated for issuing shares	20 days
Consecutive threshold trading days calculated for issuing shares	30 days
Threshold VWAP of stock to trigger earn out shares | $ / shares	$ 12.50
Earnout shares | VWAP of the Company's common stock equals or exceeds $15.00 per share
Reverse Recapitalization [Line Items]
Number of shares issued	6,666,666
Threshold trading days calculated for issuing shares	20 days
Consecutive threshold trading days calculated for issuing shares	30 days
Threshold VWAP of stock to trigger earn out shares | $ / shares	$ 15.00
Earnout shares | VWAP of the Company's common stock equals or exceeds $17.50 per share
Reverse Recapitalization [Line Items]
Number of shares issued	6,666,667
Threshold trading days calculated for issuing shares	20 days
Consecutive threshold trading days calculated for issuing shares	30 days
Threshold VWAP of stock to trigger earn out shares | $ / shares	$ 17.50
Sponsor Earnout Shares
Reverse Recapitalization [Line Items]
Number of shares issued	1,920,375
Threshold trading days calculated for issuing shares	6 months
Fair value of shares issued | $	$ 10.4
Impact on stockholder's equity | $	$ 0.0
Sponsor Earnout Shares | Minimum
Reverse Recapitalization [Line Items]
Number of shares issued	570,796
Sponsor Earnout Shares | VWAP of the Company's common stock equals or exceeds $12.50 per share
Reverse Recapitalization [Line Items]
Number of shares issued	640,125
Threshold trading days calculated for issuing shares	20 days
Consecutive threshold trading days calculated for issuing shares	30 days
Threshold VWAP of stock to trigger earn out shares | $ / shares	$ 12.50
Sponsor Earnout Shares | VWAP of the Company's common stock equals or exceeds $15.00 per share
Reverse Recapitalization [Line Items]
Number of shares issued	640,125
Threshold trading days calculated for issuing shares	20 days
Consecutive threshold trading days calculated for issuing shares	30 days
Threshold VWAP of stock to trigger earn out shares | $ / shares	$ 15.00
Sponsor Earnout Shares | VWAP of the Company's common stock equals or exceeds $17.50 per share
Reverse Recapitalization [Line Items]
Number of shares issued	640,125
Threshold trading days calculated for issuing shares	20 days
Consecutive threshold trading days calculated for issuing shares	30 days
Threshold VWAP of stock to trigger earn out shares | $ / shares	$ 17.50